UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2000


Check here if Amendment [_]; Amendment Number:__________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Shadwell Capital, LC
Address: 321 East Main Street
         Charlottesville, VA  22902


Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Oakey
Title:   Chief Financial Officer
Phone:   (804) 977-1888

Signature, Place, and Date of Signing:
/s/ Dan Oakey                     Charlottesville, VA         February 13, 2001
---------------------------     -----------------------     --------------------
      [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                             -----------
Form 13F Information Table Entry Total:         35
                                             -----------
Form 13F Information Table Value Total:         108,075
                                             -----------
                                             (thousands)


List of Other Included Managers:

None

   Form 13F INFORMATION TABLE - Shadwell Capital LC (quarter ended 12/31/2000)

          COLUMN 1              COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                        SHRS
                                                             VALUE     OR PRN SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (X1000)    AMOUNT PRN  CALL  DISCRETION MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINANCIAL GROUP INC    COMMON          025932104   903       34,000  SH           SOLE               34,000
------------------------------------------------------------------------------------------------------------------------------------
AMSOUTH BANCORPORATION          COMMON          032165102   5,460     358,000 SH           SOLE               358,000
------------------------------------------------------------------------------------------------------------------------------------
BANCORPSOUTH INC                COMMON          059692103   536       44,000  SH           SOLE               44,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION     COMMON          060505104   3,716     81,000  SH           SOLE               81,000
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COMMON          06423A103   3,772     103,000 SH           SOLE               103,000
------------------------------------------------------------------------------------------------------------------------------------
BANKNORTH GROUP INC NEW         COMMON          06646R107   5,204     261,000 SH           SOLE               261,000
------------------------------------------------------------------------------------------------------------------------------------
CENTURA BANKS INC               COMMON          15640T100   6,051     125,400 SH           SOLE               125,400
------------------------------------------------------------------------------------------------------------------------------------
CINCINNATI FINANCIAL CORP       COMMON          172062101   2,093     52,900  SH           SOLE               52,900
------------------------------------------------------------------------------------------------------------------------------------
CITY NATIONAL CORP              COMMON          178566105   4,914     126,600 SH           SOLE               126,600
------------------------------------------------------------------------------------------------------------------------------------
COLONIAL BANCGROUP INC          COMMON          195493309   183       17,000  SH           SOLE               17,000
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE GROUP INC MA           COMMON          200641108   2,289     84,200  SH           SOLE               84,200
------------------------------------------------------------------------------------------------------------------------------------
COMPASS BANCSHARES INC          COMMON          20449H109   530       22,200  SH           SOLE               22,200
------------------------------------------------------------------------------------------------------------------------------------
F&M NATIONAL CORP               COMMON          302374103   3,347     128,111 SH           SOLE               128,111
------------------------------------------------------------------------------------------------------------------------------------
FIRST FINANCIAL BANCORP OH      COMMON          320209109   2,836     166,800 SH           SOLE               166,800
------------------------------------------------------------------------------------------------------------------------------------
FIRST TENNESSEE NATIONAL CORP   COMMON          337162101   1,045     36,100  SH           SOLE               36,100
------------------------------------------------------------------------------------------------------------------------------------
FIRST UNION CORP                COMMON          337358105   3,310     119,000 SH           SOLE               119,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST VIRGINIA BANKS INC        COMMON          337477103   4,973     103,600 SH           SOLE               103,600
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINANCIAL CORP      COMMON          339030108   3,343     89,000  SH           SOLE               89,000
------------------------------------------------------------------------------------------------------------------------------------
HIBERNIA CORP                   CLASS A         428656102   6,047     474,300 SH           SOLE               474,300
------------------------------------------------------------------------------------------------------------------------------------
HUDSON UNITED BANCORP           COMMON          444165104   313       14,940  SH           SOLE               14,940
------------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON BANCSHARES INC.      COMMON          446150104   6,422     396,700 SH           SOLE               396,700
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                     COMMON          493267108   3,808     136,000 SH           SOLE               136,000
------------------------------------------------------------------------------------------------------------------------------------
MARSHALL & ILSLEY CORPORATION   COMMON          571834100   7,070     139,100 SH           SOLE               139,100
------------------------------------------------------------------------------------------------------------------------------------
MID-STATE BANCSHARES            COMMON          595440108   2,414     68,000  SH           SOLE               68,000
------------------------------------------------------------------------------------------------------------------------------------
OLD REP INTL CORP               COMMON          680223104   992       31,000  SH           SOLE               31,000
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC CAPITAL BANCORP NEW     COMMON          69404P101   2,166     77,000  SH           SOLE               77,000
------------------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY BANCSHARES       COMMON          827064106   2,005     58,000  SH           SOLE               58,000
------------------------------------------------------------------------------------------------------------------------------------
SKY FINANCIAL GROUP INC         COMMON          83080P103   1,792     107,000 SH           SOLE               107,000
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BANCORP INC           COMMON          845905108   2,745     337,800 SH           SOLE               337,800
------------------------------------------------------------------------------------------------------------------------------------
ST PAUL COMPANIES INC           COMMON          792860108   2,064     38,000  SH           SOLE               38,000
------------------------------------------------------------------------------------------------------------------------------------
TRUSTMARK CORP                  COMMON          898402102   1,957     93,200  SH           SOLE               93,200
------------------------------------------------------------------------------------------------------------------------------------
UMB FINANCIAL CORP              COMMON          902788108   3,416     91,400  SH           SOLE               91,400
------------------------------------------------------------------------------------------------------------------------------------
UNITED BANKSHARES INC WEST VA   COMMON          909907107   1,912     89,972  SH           SOLE               89,972
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP                   COMMON          929771103   4,470     76,900  SH           SOLE               76,900
------------------------------------------------------------------------------------------------------------------------------------
ZIONS BANCORPORATION            COMMON          989701107   3,977     63,700  SH           SOLE               63,700
------------------------------------------------------------------------------------------------------------------------------------